Capital Lease and Finance Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of Repayment of Capital Lease and Finance Obligations

Present values of the minimum lease payments over the next five years and thereafter are as follows.

Total
(year)	(in millions)
2019	$313
2020	77
2021	80
2022	49
2023	47
Thereafter	1,885
$2,451
Less: Imputed interest and executory costs	(1,809)
Total capital lease and finance obligations	642
Less: Current installments	(252)
$390